STOCK-BASED COMPENSATION PLANS (Details 3) (Stock options) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Range of exercise prices $3.98 - $7.93 U.S. USD ($)	Dec. 31, 2012 Range of exercise prices $3.95 - $7.86 Cdn CAD	Dec. 31, 2012 Range of exercise prices $7.94 - $9.16 U.S. USD ($)	Dec. 31, 2012 Range of exercise prices $7.87 - $9.09 Cdn CAD	Dec. 31, 2012 Range of exercise prices $9.17 - $11.10 U.S. USD ($)	Dec. 31, 2012 Range of exercise prices $9.10 - $11.02 Cdn CAD	Dec. 31, 2012 Range of exercise prices $11.11 - $19.40 U.S. USD ($)	Dec. 31, 2012 Range of exercise prices 11.03 - $19.25 Cdn CAD
Stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)					$ 3.98	3.95	$ 7.94	7.87	$ 9.17	9.10	$ 11.11	11.03
Exercise price, high end of range (in dollars per share)					$ 7.93	7.86	$ 9.16	9.09	$ 11.10	11.02	$ 19.40	19.25
Options Outstanding
Number Of Options (in shares)	2,355,877	2,355,877			601,145	601,145	568,076	568,076	486,416	486,416	700,240	700,240
Weighted Average Remaining Option Life	2 years 6 months	2 years 6 months			3 years 1 month 6 days	3 years 1 month 6 days	3 years	3 years	2 years 9 months 18 days	2 years 9 months 18 days	1 year 4 months 24 days	1 year 4 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 9.96	9.89			$ 6.73	6.68	$ 8.34	8.27	$ 10.27	10.20	$ 13.85	13.74
Options Exercisable
Number Of options Exercisable (in shares)	1,220,948	1,220,948			185,921	185,921	232,003	232,003	267,013	267,013	536,011	536,011
Weighted Average Exercise Price (in dollars per share)	$ 10.98	10.90			$ 4.61	4.57	$ 8.59	8.52	$ 10.10	10.02	$ 14.67	14.56
Other disclosures
Unrecognized stock-based compensation cost (in dollars)	$ 3,836		$ 3,969	$ 3,782
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 4 months 24 days	2 years 4 months 24 days	2 years 7 months 6 days	2 years 2 months 12 days